SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit International Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.0%
Asia - 30.6%
Australia - 4.5%
Amcor, Ltd.	12,100	96,873
Atlassian Corp., PLC *	2,500	343,150
Macquarie Group, Ltd.	2,600	138,471
Rio Tinto, PLC, ADR	4,400	200,464
Westpac Banking Corp., ADR	8,300	85,075

		864,033

China/Hong Kong - 11.8%
AIA Group, Ltd.	32,200	288,339
Alibaba Group Holding, Ltd., ADR *	2,350	457,028
Baidu, Inc., ADR *	1,525	153,705
China Tower Corp., Ltd.	1,136,000	252,420
CSPC Pharmaceutical Group, Ltd.	88,000	173,104
ENN Energy Holdings, Ltd.	18,400	178,245
Ping An Insurance Group Co. of China, Ltd.	33,500	327,170
Tencent Holdings, Ltd.	9,000	444,849

		2,274,860

Japan - 10.1%
Astellas Pharma, Inc.	17,700	272,710
Keyence Corp.	1,000	321,513
Recruit Holdings Co., Ltd.	11,200	289,310
Shiseido Co., Ltd.	4,100	240,967
Sony Corp., ADR	6,300	372,834
Terumo Corp.	13,100	448,824

		1,946,158

Singapore - 2.0%
DBS Group Holdings, Ltd.	15,600	203,551
Singapore Technologies Engineering, Ltd.	78,400	171,526

		375,077

South Korea - 2.2%
LG Chem, Ltd.	975	241,490
Samsung Electronics Co., Ltd., GDR	185	182,990

		424,480

Europe - 57.7%
Denmark - 0.5%
Bavarian Nordic *	5,850	92,367

France - 8.1%
AXA SA	11,750	198,951
Dassault Systemes SA	2,625	383,227
Safran SA	3,200	283,511
Sanofi, ADR	3,800	166,136
Schneider Electric SE	5,000	422,615
Talend SA, ADR *	4,900	109,907

		1,564,347

Germany - 5.3%
adidas AG	1,630	361,905

Name of Issuer	Quantity	Fair Value ($)

Allianz SE	2,250	383,170
Aurelius SE & Co.	4,660	84,819
Siemens AG	2,225	186,311

		1,016,205

Ireland - 2.3%
CRH, PLC, ADR	6,100	163,724
STERIS, PLC	1,950	272,942

		436,666

Netherlands - 3.5%
ASML Holding NV	1,700	444,788
Koninklijke Philips NV	5,750	230,920

		675,708

Spain - 4.7%
Cellnex Telecom SA	6,123	277,755
Iberdrola SA	45,900	448,949
Industria de Diseno Textil SA	6,900	178,804

		905,508

Sweden - 0.8%
Hexagon AB	3,800	160,684

Switzerland - 16.7%
Garmin, Ltd.	3,600	269,856
Interroll Holding AG	120	198,525
Logitech International SA	8,125	348,806
Lonza Group AG	1,075	442,173
Nestle SA	6,600	675,627
Novartis AG	4,325	356,807
Partners Group Holding AG	385	263,596
Roche Holding AG	1,320	424,699
Zurich Insurance Group AG	680	238,888

		3,218,977

United Kingdom - 15.8%
Ashtead Group, PLC	9,600	207,494
AstraZeneca, PLC, ADR	8,300	370,678
BAE Systems, PLC	52,600	337,955
Coca-Cola European Partners, PLC	5,400	202,662
Diageo, PLC, ADR	2,775	352,758
DS Smith, PLC	63,600	215,567
HomeServe, PLC	15,000	195,383
London Stock Exchange Group, PLC	5,100	456,224
Reckitt Benckiser Group, PLC	3,100	236,144
RELX, PLC	14,700	314,282
Royal Dutch Shell, PLC, ADR	4,500	157,005

		3,046,152

Latin America - 1.5%
Argentina - 1.5%
Globant SA *	3,225	283,413

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

North America - 7.2%
Canada - 3.3%
Alimentation Couche-Tard, Inc.	5,200	122,490
BRP, Inc.	2,925	47,721
Colliers International Group, Inc.	1,600	76,816
Suncor Energy, Inc.	8,650	136,670
Waste Connections, Inc.	3,250	251,875

		635,572

United States - 3.9%
Broadcom, Inc.	1,025	243,028
Euronet Worldwide, Inc. *	3,150	270,018
Mondelez International, Inc.	4,800	240,384

		753,430

Total Common Stocks (cost: $17,187,548)		18,673,637

Investment Companies - 1.1%
iShares MSCI India ETF	8,700	209,757

(cost: $258,117)
Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	286,422	286,422

(cost: $286,422)

Total Investments in Securities - 99.6% (cost: $17,732,087)		19,169,816
Other Assets and Liabilities, net - 0.4%		84,907

Total Net Assets - 100.0%		$19,254,723

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Health Technology	15.7%
Finance	14.9
Consumer Non-Durables	12.0
Technology Services	11.8
Producer Manufacturing	10.4
Electronic Technology	9.4
Utilities	3.3
Consumer Durables	3.1
Retail Trade	3.0
Process Industries	2.9
Communications	2.8
Non-Energy Minerals	1.9
Consumer Services	1.6
Energy Minerals	1.5
Commercial Services	1.4
Industrial Services	1.3
Investment Companies	1.1
Short-Term Securities	1.5

99.6
Other Assets and Liabilities, net	0.4

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	283,413	—	—	283,413
Australia	628,689	235,344	—	864,033
Canada	635,572	—	—	635,572
China/Hong Kong	610,733	1,664,127	—	2,274,860
Denmark	—	92,367	—	92,367
France	276,043	1,288,304	—	1,564,347
Germany	—	1,016,205	—	1,016,205
Ireland	436,666	—	—	436,666
Japan	372,834	1,573,324	—	1,946,158
Netherlands	675,708	—	—	675,708
Singapore	—	375,077	—	375,077
South Korea	—	424,480	—	424,480
Spain	—	905,508	—	905,508
Sweden	—	160,684	—	160,684
Switzerland	618,662	2,600,315	—	3,218,977
United Kingdom	1,083,103	1,963,049	—	3,046,152
United States	753,430	—	—	753,430
Investment Companies	209,757	—	—	209,757
Short-Term Securities	286,422	—	—	286,422

Total:	6,871,032	12,298,784	—	19,169,816

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2020	3